INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2021	2020
Current tax expense	$384	$-

	2021	2020
Loss for the year before income taxes	$(22,380)	$(59,932)
Statutory tax rate	27%	27%

Recovery of income taxes computed at statutory rates	(6,043)	(16,182)
Share based payments	921	734
Mexican inflationary adjustments	1,642	47
Differing effective tax rate on loss in foreign jurisdiction	(955)	(1,594)
Impact of share issuance costs	(1,794)	(404)
Unrecognized deferred tax assets	1,600	17,010
Impact of foreign exchange and other	5,013	389
Total income tax expense (recovery)	$384	$-

Disclosure of detailed information about deferred taxes [Table Text Block]
	2021	2020
Deferred income tax assets
Exploration and evaluation assets	$34	$-
Non-capital losses	40	-
Financing fees	858	229
	932	229

Deferred income tax liabilities
Mineral property, plant, and equipment	(496)	(90)
Debt	(436)	(139)
	(932)	(229)
Net deferred income tax liability	$-	$-

Disclosure of detailed information about deductible temporary differences for which no deferred tax assets have been recognized [Table Text Block]
	2021	2020
Non-capital losses	$18,786	$12,207
Mineral property, plant and equipment	15,638	22,085
Financing fees	2,585	1,377
Other	1,384	1,124
Unrecognized deferred tax assets	(38,393)	(36,793)
Total	$-	$-